Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 2,791	$ 3,950
PRC Government Stockpiling Purchase of H5N1 Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	116	123
Deferred Revenue, Non-current	90
Hepatitis
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 116	$ 123